Equity Investments in Digital Assets at Fair Value through Profit and Loss (“FVTPL”) (Tables)	12 Months Ended
Dec. 31, 2025
Equity Investments in Digital Assets at Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss
	December 31, 2025
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	192,949.9577	$19,860,832	220,396.5353	$22,685,979	413,346.4930	$42,546,811
Fund A - Avalanche (AVAX)	503,720.0812	$5,253,822	232,861.4009	$2,428,755	736,581.4821	$7,682,577
		$25,114,654		$25,114,734		$50,229,388
Fund B - Solana (SOL)	470,185.9000	$50,297,302	294,049.0000	$31,455,370	764,234.9000	$81,752,672
		$50,297,302		$31,455,370		$81,752,672
Total		$75,411,956		$56,570,104		$131,982,060

	December 31, 2024
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	216,379.2216	$30,886,684	244,331.9458	$34,876,748	460,711.1675	$65,763,432
Fund A - Avalanche (AVAX)	223,905.1900	$6,020,811	707,540.4100	$19,025,762	931,445.6000	$25,046,572
		$36,907,495		$53,902,510		$90,810,004
Fund B - Solana (SOL)	626,365.7000	$89,409,506	540,869.9000	$77,205,553	1,167,235.6000	$166,615,059
Total		$126,317,001		$131,108,063		$257,425,063

Schedule of Continuity of Equity Investments

The continuity of equity investments for the years ended December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
Opening Balance	$257,425,063	$-
Acquisitions	-	173,814,136
Disposals	(71,685,819)	-
Staking income	19,784,212	13,060,639
Net change in realized and unrealized gain/loss	(68,261,189)	77,360,769
Management fees	(2,530,856)	(1,396,016)
Transfers out to Digital Assets	(2,749,352)	(5,414,464)
Closing Balance	$131,982,060	$257,425,063